UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Stuart E. Fross, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1732
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.       Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Shares	Description	Fair Value

COMMON STOCKS — 67.6%
Australia — 0.5%
1,262,084	Newcrest Mining Ltd.	$29,376,626
5,349,787	Spotless Group Ltd.	14,007,776

		43,384,402

Belgium — 0.2%
279,580	Sofina SA	21,593,467

Canada — 0.4%
3,310,650	IAMGOLD Corp.	39,065,670

Denmark — 0.2%
902,100	D/S Norden A/S	23,952,324

France — 10.6%
314,556	Alten	8,726,171
194,708	Bolloré	42,569,969
904,392	Cap Gemini SA	33,339,574
1,826,440	Carrefour SA	33,748,745
329,956	Ciments Français SA	19,979,645
83,068	CNP Assurances	1,014,923
39,665	Financière de l’Odet SA	17,606,388
9,340	Financière Marc de Lacharriere SA	370,752
7,214,449	GDF Suez SA	172,128,986
2,878,480	Lagardère SCA	80,362,736
831,234	Publicis Groupe SA	38,013,625
87,281	Robertet SA	13,005,101
60,960	Séché Environnement SA	1,585,751
1,178,593	Sodexo SA	91,834,126
2,959,000	Teleperformance (a)	65,370,552
1,690,105	Thales SA	55,927,576
2,835,230	Total SA, ADR	127,443,589
8,450,933	Vivendi SA	157,108,115

		960,136,324

Germany — 0.5%
317,836	Siemens AG	26,716,558
242,395	Wincor Nixdorf AG	8,592,376
468,324	Wirecard AG	9,073,970

		44,382,904

Hong Kong — 0.1%
15,826,640	Clear Media Ltd. (b)	8,152,465

Italy — 0.2%
13,448,650	Mediaset S.p.A.	23,528,798

Japan — 13.3%
7,217,900	Astellas Pharma Inc.	315,277,417
1,086,500	Benesse Holdings Inc.	48,575,197
3,220,400	Cosel Co., Ltd. (a)	45,384,510
14,184	Fuji Media Holdings Inc.	24,402,390
1,345,400	Icom Inc. (a)	33,069,692
500	Japan Petroleum Exploration Co., Ltd.	19,038
2,394,670	Kose Corp.	56,658,848
21,410	Medikit Co., Ltd.	6,728,571
1,622,100	Meitec Corp.	34,366,731
961,000	Milbon Co., Ltd. (a)	29,364,234
3,346,104	Miura Co., Ltd. (a)	89,030,557
1,062,500	Nifco Inc.	25,696,575

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Shares	Description	Fair Value

Japan — 13.3% (continued)
269,000	Nintendo Co., Ltd.	$31,388,028
186,800	Nitto Kohki Co., Ltd.	3,828,576
14,748	NTT DoCoMo, Inc.	24,543,293
5,390	Okinawa Cellular Telephone Co.	11,356,573
4,572	Pasona Group Inc.	3,176,547
4,501,000	Secom Co., Ltd.	206,609,469
1,722,700	Shiseido Co., Ltd.	27,159,184
648,188	Shofu Inc.	7,037,692
70,900	SMC Corp.	12,271,015
889	Techno Medica Co., Ltd.	3,453,527
2,018,500	Temp Holdings Co., Ltd.	24,548,975
3,937,500	Toho Co., Ltd.	68,013,250
221,256	Yahoo Japan Corp.	71,604,416

		1,203,564,305

Malaysia — 2.2%
172,445,200	Genting Malaysia Berhad	196,462,572

Norway — 1.0%
12,306,550	Orkla ASA	89,326,578

Singapore — 0.0%
219,069	United Overseas Bank Ltd.	3,255,489

South Africa — 0.6%
6,182,300	Net 1 U.E.P.S. Technologies Inc. (a)(c)	51,745,851

South Korea — 3.4%
148,559	E-Mart Co., Ltd.	32,630,222
2,467,070	Kangwon Land, Inc.	52,561,008
45,505	Lotte Chilsung Beverage Co., Ltd.	58,328,286
37,932	Lotte Confectionery Co., Ltd.	51,881,700
236,541	Nong Shim Co., Ltd.	42,737,560
6,026,800	SK Telecom Co., Ltd., ADR	72,924,280
11,764	Teems Inc.	122,168

		311,185,224

Switzerland — 2.6%
68,492	Affichage Holding SA	11,861,244
2,355,015	Nestlé SA	140,479,981
125,796	Schindler Holding AG	14,067,750
5,836,720	UBS AG	68,256,915

		234,665,890

Taiwan — 0.1%
2,603,000	Taiwan Secom Co., Ltd.	5,660,796

United Kingdom — 0.7%
5,786,320	Inmarsat Plc	44,509,964
2,759,596	Millennium & Copthorne Hotels Plc	20,727,448

		65,237,412

United States — 31.0%
1,809,460	Amdocs Ltd. (c)	53,777,151
521,180	Annaly Capital Management Inc.	8,745,400
1,622,210	Aon Plc	75,886,984
8,573,680	Applied Materials, Inc.	98,254,373
504,617	Automatic Data Processing Inc.	28,086,982
2,049,895	Baker Hughes Inc.	84,250,685
1,549	Berkshire Hathaway Inc., Class ‘A’ (c)	193,539,805

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Shares		Description	Fair Value

United States — 31.0% (continued)
1,105,659		Berkshire Hathaway Inc., Class ‘B’ (c)	$92,134,564
455,031		Cimarex Energy Co.	25,081,309
4,193,390		Cisco Systems, Inc.	72,000,506
286,848		Contango Oil & Gas Co. (c)	16,981,402
121,807		Contango ORE Inc. (c)	1,637,086
1,148,050		CVS Caremark Corp.	53,648,377
9,469,270		Dell Inc. (c)	118,555,260
3,636,010		Devon Energy Corp.	210,852,220
1,555,646		DeVry, Inc.	48,178,357
499,220		Energizer Holdings Inc. (c)	37,566,305
2,810,760		Expeditors International of Washington, Inc.	108,916,950
348,980		Goldman Sachs Group, Inc.	33,453,223
4,120,793		Hewlett-Packard Co.	82,869,147
3,046,536		Ingram Micro Inc., Class ‘A’ (c)	53,222,984
1,854,770		JDA Software Group, Inc. (c)	55,068,121
1,641,450		Liberty Interactive Corp., Series ‘A’ (c)	29,201,396
817,241		Marsh & McLennan Cos., Inc.	26,339,677
256,407		MasterCard Inc., Class ‘A’	110,283,215
5,868,460		Microsoft Corp.	179,516,191
27,520		National CineMedia, Inc.	417,478
332,110		Newmont Mining Corp.	16,110,656
973,707		News Corp., Class ‘A’	21,703,929
2,113,010		News Corp., Class ‘B’	47,584,985
814,310		Occidental Petroleum Corp.	69,843,369
3,977,860		Oracle Corp.	118,142,442
461,260		SEACOR Holdings Inc. (c)	41,227,419
5,115,002		Sealed Air Corp.	78,975,631
1,509,620		Spansion, Inc., Class ‘A’ (c)	16,575,628
9,754,070		Staples Inc.	127,290,613
3,492,316		Symantec Corp. (c)	51,022,737
909,853		Telephone & Data Systems, Inc.	19,370,770
2,652,445		Texas Instruments Inc.	76,098,647
2,347,474		Valassis Communications, Inc. (a)(c)	51,057,560
411,294		Walgreen Co.	12,166,077
351,571		The Washington Post Co., Class ‘B’	131,424,271
1,623,840		Yahoo! Inc. (c)	25,705,387
141,503		Zebra Technologies Corp. (c)	4,862,043

			2,807,627,312

		TOTAL COMMON STOCKS
		(Cost — $6,250,765,894)	6,132,927,783

CONVERTIBLE PREFERRED STOCKS — 0.7%
United States — 0.7%
	USD	Bank of America Corp., Series ‘L’, 7.25%
68,987		(Cost — $54,726,160)	67,262,325

Principal
Amount

CORPORATE NOTES & BONDS — 8.5%
France — 3.7%
		Wendel:
56,800,000	EUR	4.875% due 5/26/2016 (d)	72,239,756
116,950,000	EUR	4.375% due 8/9/2017	140,230,125
95,400,000	EUR	6.75% due 4/20/2018	125,557,769

			338,027,650

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Principal
Amount		Description	Fair Value

Netherlands — 0.4%
22,929,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	$30,394,921

Norway — 0.3%
26,400,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015 (b)	28,248,000

Switzerland — 0.4%
		UBS AG:
18,179,000	EUR	4.28% due 4/15/2015 (e)	18,979,546
8,800,000	EUR	7.152% due 12/21/2017 (e)	10,219,823
9,107,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (e)	8,651,650

			37,851,019

United Kingdom — 0.2%
19,300,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (d)	20,699,250

United States — 3.5%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,450,808
18,309,000	USD	Cloud Peak Energy Resources LLC, 8.5% due 12/15/2019	19,087,132
		Cricket Communications Inc.:
14,871,000	USD	10% due 7/15/2015	15,391,485
2,000	USD	7.75% due 5/15/2016	2,133
19,016,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	20,988,910
3,408,000	USD	Encore Acquisition Co., 9.5% due 5/1/2016	3,740,280
6,114,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	6,434,985
		Intelsat Luxembourg SA:
25,524,000	USD	11.25% due 2/4/2017	26,385,435
32,685,000	USD	11.5% due 2/4/2017 (f)	33,869,831
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,849,523
		Level 3 Financing Inc.:
6,283,000	USD	8.75% due 2/15/2017	6,565,735
1,740,000	USD	10% due 2/1/2018	1,892,250
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,256,842
37,016,000	USD	Mohawk Industries Inc., 6.375% due 1/15/2016 (g)	40,995,220
		QVC Inc.:
6,878,000	USD	7.125% due 4/15/2017 (d)	7,307,854
31,121,000	USD	7.5% due 10/1/2019 (d)	34,562,236
61,574,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (d)	69,578,620
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,126,200

			311,485,479

		Total CORPORATE NOTES & BONDS
		(Cost — $721,034,835)	766,706,319

SOVEREIGN GOVERNMENT BONDS — 6.3%
Hong Kong — 1.1%
754,850,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	98,448,136

Singapore — 5.1%
		Government of Singapore:
452,998,000	SGD	2.25% due 7/1/2013	365,044,688
109,425,000	SGD	3.625% due 7/1/2014	92,356,946

			457,401,634

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Principal
Amount		Description	Fair Value

Taiwan — 0.1%
353,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	$12,214,887

		Total SOVEREIGN GOVERNMENT BONDS
		(Cost — $555,712,149)	568,064,657

Ounces

COMMODITIES — 4.4%
		Gold Bullion (c)
249,024		(Cost — $320,766,934)	398,121,882

Principal
Amount

SHORT-TERM INVESTMENTS — 11.7%
Commercial Paper — 11.4%
		ConocoPhillips Co.:
20,000,000	USD	0.14% due 7/9/2012 (d)	19,999,378
45,200,000	USD	0.12% due 7/13/2012 (d)	45,198,192
		Consolidated Edison Co. Inc.:
35,000,000	USD	0.3% due 7/9/2012 (d)	34,997,667
30,900,000	USD	0.3% due 7/11/2012 (d)	30,897,425
50,000,000	USD	0.3% due 7/12/2012(d)	49,995,417
17,800,000		0.3% due 7/13/2012(d)	17,798,220
23,000,000	USD	Danaher Corp., 0.17% due 7/12/2012(d)	22,998,805
		Dell, Inc.:
23,000,000	USD	0.12% due 7/18/2012(d)	22,998,697
77,000,000	USD	0.13% due 7/18/2012(d)	76,995,273
25,000,000	USD	Devon Energy Corp., 0.3% due 7/6/2012(d)	24,998,958
		Florida Power & Light Co.:
15,000,000	USD	0.26% due 7/12/2012(d)	14,998,808
7,500,000	USD	0.26% due 7/13/2012(d)	7,499,350
36,000,000	USD	NetJets Inc., 0.14% due 7/11/2012(d)	35,998,600
		Philip Morris International Inc.:
14,600,000	USD	0.11% due 7/2/2012(d)	14,599,955
25,000,000	USD	0.1% due 7/5/2012(d)	24,999,722
17,400,000	USD	0.07% due 7/6/2012(d)	17,399,831
55,000,000	USD	0.13% due 7/23/2012(d)	54,995,631
25,000,000	USD	0.1% due 7/25/2012(d)	24,998,333
		Siemens Capital Co. LLC:
42,000,000	USD	0.12% due 7/9/2012(d)	41,998,880
80,000,000	USD	0.13% due 7/10/2012(d)	79,997,400
		United Parcel Services, Inc.:
40,300,000	USD	0.05% due 7/2/2012(d)	40,299,944
50,000,000	USD	0.07% due 7/2/2012(d)	49,999,903
34,700,000	USD	0.02% due 7/10/2012(d)	34,699,826
35,000,000	USD	0.03% due 7/17/2012(d)	34,999,456
34,000,000	USD	0.02% due 7/23/2012(d)	33,999,584
20,000,000	USD	0.03% due 7/23/2012(d)	19,999,633
		Wal-Mart Stores, Inc.:
40,600,000	USD	0.11% due 7/2/2012(d)	40,599,876
50,000,000	USD	0.1% due 7/16/2012(d)	49,997,917
		Wisconsin Energy Corp.:
24,800,000	USD	0.27% due 7/10/2012(d)	24,798,326
36,000,000	USD	0.28% due 7/12/2012(d)	35,996,920

			1,029,755,927

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Principal
Amount		Description	Fair Value

Treasury Bills — 0.3%
Japan — 0.2%
1,830,000,000	JPY	Government of Japan, due 8/20/2012	$22,890,496

United States — 0.1%
5,340,000	USD	Government of the United States, due 9/6/2012 (h)	5,339,338

			28,229,834

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,057,992,806)	1,057,985,761

		TOTAL INVESTMENTS — 99.2% (Cost — $8,960,998,778)	8,991,068,727
		Other Assets In Excess of Liabilities — 0.8%	75,121,892

		TOTAL NET ASSETS — 100.0%	$9,066,190,619

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2012:

							NET UNREALIZED
		SETTLEMENT	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
FOREIGN CURRENCY	COUNTERPARTY	DATES THROUGH	AMOUNT		EQUIVALENT	JUNE 30, 2012	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/07/2012	AUD	2,611,000	$2,526,926	$2,656,004	$(129,078)
euro	State Street Bank & Trust Co.	09/07/2012	EUR	719,450,000	896,981,367	911,024,811	(14,043,444)
Japanese yen	State Street Bank & Trust Co.	09/07/2012	JPY	40,308,299,000	513,488,757	504,718,797	8,769,960
South Korean won	State Street Bank & Trust Co.	07/06/2012	KRW	104,849,300,000	88,557,597	91,524,512	(2,966,915)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(8,369,477)

The IVA Worldwide Fund had the following open futures contracts at June 30, 2012:

			USD MARKET VALUE OF
	NUMBER OF	EXPIRATION	SECURITIES UNDERLYING	NET UNREALIZED
DESCRIPTION	CONTRACTS	DATE	THE CONTRACTS	DEPRECIATION

Contracts to Sell:
Japanese government 10-year bond	394	9/10/2012	$708,248,702	$(1,875,311)
U.S. Treasury 10-year note	2,005	9/19/2012	267,416,875	(704,884)

Net Unrealized Depreciation on Open Futures Contracts				$(2,580,195)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
HKD	—	Hong Kong dollar
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)		Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Schedule of Affiliates

	SHARES			SHARES		REALIZED
	HELD AT	SHARE	SHARE	HELD AT	FAIR VALUE	GAIN/	DIVIDEND
SECURITY	SEPTEMBER 30, 2011	ADDITIONS	REDUCTIONS	JUNE 30, 2012	JUNE 30, 2012	(LOSS)	INCOME*

Contango Oil & Gas Co.**	998,438	—	711,590	286,848	—	$7,645,033	—
Contango ORE Inc.**	121,807	—	—	121,807	—	—	—
Cosel Co., Ltd.	3,220,400	—	—	3,220,400	$45,384,510	—	$803,957
Icom Inc.	1,065,300	280,100	—	1,345,400	33,069,692	—	150,778
Milbon Co., Ltd.	957,300	3,700	—	961,000	29,364,234	—	750,628
Miura Co., Ltd.	3,384,504	—	38,400	3,346,104	89,030,557	(178,878)	758,261
Net 1 U.E.P.S. Technologies Inc.	6,806,360	20,541	644,601	6,182,300	51,745,851	(2,312,570)	—
Teleperformance***	2,707,940	251,060	—	2,959,000	65,370,552	—	1,430,361
Valassis Communications, Inc.***	1,704,314	643,160	—	2,347,474	51,057,560	—	—

Total					$365,022,956	$5,153,585	$3,893,985

*	Dividend income is net of withholding taxes.
**	Non-affiliated at June 30, 2012.
***	Non-affiliated at September 30, 2011.

(b)	Security is deemed illiquid. As of June 30, 2012, the value of these securities amounted to 0.4% of net assets.
(c)	Non-income producing investment.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)	Payment-in-kind security for which part of the income earned may be received as additional principal.
(g)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(h)	Security is held at futures broker as collateral for open futures contracts sold. At June 30, 2012, portfolio securities valued at $5,339,338 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Net Assets)

Technology	15.8%
Consumer Discretionary	13.9%
Industrials	8.8%
Holding Company	8.1%
Energy	7.2%
Consumer Staples	6.4%
Sovereign Government Bonds	6.3%
Gold & Gold Mining	5.3%
Telecommunication Services	5.2%
Health Care	3.7%
Financials	3.5%
Utilities	1.9%
Materials	1.3%
Real Estate	0.1%
Short-Term Investments	11.7%
Other^	0.8%

100.0%

^     Other represents unrealized appreciation/(depreciation) on open futures and forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Shares	Description	Fair Value

COMMON STOCKS — 66.2%
Argentina — 0.1%
871	Nortel Inversora SA, Series ‘B’, ADR	$13,605
198,730	Telecom Argentina SA, ADR	2,347,001

		2,360,606

Australia — 1.3%
550,969	Newcrest Mining Ltd.	12,824,511
2,133,905	Programmed Maintenance Services Ltd.	5,326,035
5,785,790	Spotless Group Ltd.	15,149,397

		33,299,943

Belgium — 0.3%
113,055	Sofina SA	8,731,846

Canada — 0.6%
1,262,990	IAMGOLD Corp.	14,903,282

Denmark — 0.4%
371,068	D/S Norden A/S	9,852,501

France — 18.8%
681,802	Alten	18,914,028
76,707	Bolloré	16,770,829
540,181	Cap Gemini SA	19,913,272
751,798	Carrefour SA	13,891,636
101,800	Ciments Français SA	6,164,240
421,990	CNP Assurances	5,155,865
28,956	Financière de l’Odet SA	12,852,907
466,630	Financière Marc de Lacharriere SA	18,522,919
2,306,738	GDF Suez SA	55,036,285
299,950	Havas SA	1,365,071
1,078,190	Lagardère SCA	30,101,407
738,485	M6-Métropole Télévision SA	9,738,212
133,021	Neopost SA	7,099,465
466,762	Publicis Groupe SA	21,345,753
66,234	Robertet SA	9,869,042
270,240	Saft Groupe SA	6,481,396
222,125	Séché Environnement SA	5,778,133
226,778	Securidev SA (a)	7,985,940
2,002,890	Societe d’Edition de Canal Plus	10,792,009
502,111	Sodexo SA	39,123,705
1,438,720	Teleperformance	31,784,360
732,786	Thales SA	24,248,757
1,334,140	Total SA, ADR	59,969,593
2,985,958	Vivendi SA	55,510,822

		488,415,646

Germany — 1.2%
181,582	Siemens AG	15,263,362
196,934	Wincor Nixdorf AG	6,980,883
487,304	Wirecard AG	9,441,715

		31,685,960

Hong Kong — 1.3%
36,621,030	Clear Media Ltd. (a) (b)	18,863,870
10,718,261	The Hongkong and Shanghai Hotels Ltd.	14,269,665

		33,133,535

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Shares	Description	Fair Value

India — 0.2%
10,271,789	South Indian Bank Ltd.	$4,452,825

Indonesia — 0.2%
68,287,500	PT Bank Bukopin Tbk	4,590,126

Italy — 0.3%
4,977,410	Mediaset S.p.A.	8,708,121

Japan — 24.1%
406,100	Arcs Co. Ltd.	8,667,103
181,400	Ariake Japan Co., Ltd.	3,791,981
326,300	As One Corp.	6,523,255
2,090,000	Astellas Pharma Inc.	91,291,068
118,000	The Bank of Okinawa Ltd.	5,045,208
424,900	Benesse Holdings Inc.	18,996,412
145,400	Canon Inc.	5,822,218
1,456,900	Cosel Co., Ltd.	20,531,826
784,000	Daiichikosho Co., Ltd.	15,789,503
7,641	Fuji Media Holdings Inc.	13,145,703
1,360,300	Hi Lex Corp.	22,591,534
588,282	Hitachi Tool Engineering Ltd.	5,537,970
765,600	Icom Inc. (a)	18,818,311
2,366,000	Iino Kaiun Kaisha Ltd.	11,280,275
209,900	Japan Petroleum Exploration Co., Ltd.	7,991,913
697,340	Kose Corp.	16,499,343
9,540	Medikit Co., Ltd.	2,998,158
174,500	Meitec Corp.	3,697,056
571,600	Milbon Co., Ltd.	17,465,761
1,294,276	Miura Co., Ltd.	34,437,099
390,400	Nifco Inc.	9,441,829
117,600	Nintendo Co., Ltd.	13,722,052
349,000	Nitto Kohki Co., Ltd.	7,152,961
8,068	NTT DoCoMo, Inc.	13,426,586
7,727	Okinawa Cellular Telephone Co.	16,280,564
1,784	Pasona Group Inc.	1,239,492
465,400	San-A Co. Ltd.	17,716,944
149,200	Sankyo Co. Ltd.	7,279,504
1,367,000	Secom Co., Ltd.	62,749,421
10,600	Secom Joshinetsu Co., Ltd.	300,850
353,900	Shingakukai Co., Ltd.	1,267,779
695,500	Shiseido Co., Ltd.	10,964,888
316,950	Shofu Inc.	3,441,280
4,500	SK Kaken Co., Ltd.	178,458
36,700	SMC Corp.	6,351,851
6,790	So-net Entertainment Corp.	27,015,228
199,500	Sugi Holdings Co. Ltd.	6,552,457
559	Techno Medica Co., Ltd.	2,171,565
3,405,900	Temp Holdings Co., Ltd. (a)	41,422,519
629,800	Toho Co., Ltd.	10,878,665
149,200	Tsuruha Holdings Inc.	9,277,695
78,240	Yahoo Japan Corp.	25,320,577

		625,074,862

Malaysia — 2.7%
3,287,900	Aeon Co. Malaysia Berhad	9,407,018
53,782,800	Genting Malaysia Berhad	61,273,420

		70,680,438

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Shares	Description	Fair Value

Netherlands — 0.1%
18,146	Hal Trust NV	$1,917,714

Norway — 1.4%
5,161,485	Orkla ASA	37,464,423

Singapore — 0.9%
4,645,291	Haw Par Corp. Ltd.	22,026,501
78,224	United Overseas Bank Ltd.	1,162,453

		23,188,954

South Africa — 0.7%
2,189,384	Net 1 U.E.P.S. Technologies Inc. (c)	18,325,144

South Korea — 5.2%
47,545	Binggrae Co., Ltd.	2,989,545
67,784	E-Mart Co., Ltd.	14,888,408
61,768	Fursys Inc.	1,396,214
1,115,740	Kangwon Land, Inc.	23,770,877
10,736	Lotte Chilsung Beverage Co., Ltd.	13,761,399
11,552	Lotte Confectionery Co., Ltd.	15,800,311
35,349	Lotte Samkang Co. Ltd.	16,447,009
78,155	Nong Shim Co., Ltd.	14,120,825
2,499,320	SK Telecom Co., Ltd., ADR	30,241,772
64,592	Teems Inc.	670,781

		134,087,141

Sweden — 0.1%
265,893	Securitas AB, Class ‘B’	2,068,487

Switzerland — 3.7%
21,310	Affichage Holding SA	3,690,403
342,669	Credit Suisse Group AG	6,260,144
406,400	Gategroup Holding AG	11,532,721
750,830	Nestlé SA	44,788,073
52,104	Schindler Holding AG	5,826,784
2,112,430	UBS AG	24,703,593

		96,801,718

Taiwan — 0.6%
7,663,000	Taiwan Secom Co., Ltd.	16,664,880

Thailand — 0.2%
21,952,200	Thai Beverage Public Co., Ltd.	5,912,979

United Kingdom — 1.8%
102,190	Diageo Plc, ADR	10,532,723
2,414,347	Inmarsat Plc	18,571,821
1,407,610	LSL Property Services Plc	5,143,607
1,851,944	Millennium & Copthorne Hotels Plc	13,910,034

		48,158,185

	TOTAL COMMON STOCKS
	(Cost — $1,746,515,869)	1,720,479,316

Principal
Amount

CORPORATE NOTES & BONDS — 6.6%
France — 3.3%
Wendel:
15,600,000	EUR	4.875% due 5/26/2016 (d)	19,840,497

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Principal
Amount		Description	Fair Value

France — 3.3% (continued)
36,400,000	EUR	4.375% due 8/9/2017	$43,645,802
17,000,000	EUR	6.75% due 4/20/2018	22,374,026

			85,860,325

Netherlands — 0.3%
6,311,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	8,365,927

Norway — 1.2%
11,400,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015 (b)	12,198,000
107,500,000	NOK	Stolt-Nielsen Ltd. SA, 7.08% due 6/22/2016 (b)(e)	18,297,327

			30,495,327

Switzerland — 0.7%
		UBS AG:
7,806,000	EUR	4.28% due 4/15/2015 (f)	8,149,752
4,350,000	EUR	7.152% due 12/21/2017 (f)	5,051,844
4,338,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	4,121,100

			17,322,696

United Kingdom — 0.3%
7,000,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (d)	7,507,500

United States — 0.8%
		Intelsat Luxembourg SA:
9,446,000	USD	11.25% due 2/4/2017	9,764,803
11,401,000	USD	11.5% due 2/4/2017 (g)	11,814,286

			21,579,089

		Total CORPORATE NOTES & BONDS
		(Cost — $164,002,838)	171,130,864

SOVEREIGN GOVERNMENT BONDS — 7.9%
Hong Kong — 1.5%
289,350,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	37,737,257

Singapore — 5.7%
		Government of Singapore:
150,582,000	SGD	2.25% due 7/1/2013	121,345,258
32,275,000	SGD	3.625% due 7/1/2014	27,240,763

			148,586,021

Taiwan — 0.2%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,917,126

Thailand — 0.5%
362,607,000	THB	Government of Thailand, 5.25% due 5/12/2014	11,831,834

		Total SOVEREIGN GOVERNMENT BONDS
		(Cost — $206,942,331)	204,072,238

Ounces

COMMODITIES — 3.8%
		Gold Bullion (c)
62,460		(Cost — $81,703,078)	99,856,895

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Principal
Amount		Description	Fair Value

SHORT-TERM INVESTMENTS — 14.4%
Commercial Paper — 14.1%
40,000,000	USD	ConocoPhillips Co., 0.12% due 7/13/2012 (d)	$39,998,400
		Consolidated Edison Co. Inc.:
15,000,000	USD	0.3% due 7/9/2012 (d)	14,999,000
14,900,000	USD	0.3% due 7/11/2012 (d)	14,898,758
25,700,000	USD	0.3% due 7/12/2012 (d)	25,697,644
25,000,000	USD	0.3% due 7/13/2012 (d)	24,997,500
15,000,000	USD	Danaher Corp., 0.17% due 7/12/2012 (d)	14,999,221
		Dell, Inc.:
23,400,000	USD	0.12% due 7/18/2012 (d)	23,398,674
19,000,000	USD	0.13% due 7/18/2012 (d)	18,998,834
7,000,000	USD	0.13% due 7/24/2012 (d)	6,999,419
2,500,000	USD	Devon Energy Corp., 0.27% due 7/2/2012 (d)	2,499,981
13,000,000	USD	Florida Power & Light Co., 0.26% due 7/12/2012 (d)	12,998,967
		Philip Morris International Inc.:
20,000,000	USD	0.11% due 7/2/2012 (d)	19,999,939
13,000,000	USD	0.1% due 7/6/2012 (d)	12,999,820
50,000,000	USD	Siemens Capital Co. LLC, 0.13% due 7/10/2012 (d)	49,998,375
		United Parcel Services, Inc.:
7,500,000	USD	0.05% due 7/2/2012 (d)	7,499,990
8,000,000	USD	0.02% due 7/9/2012 (d)	7,999,964
21,000,000	USD	0.02% due 7/23/2012 (d)	20,999,743
7,000,000	USD	Wal-Mart Stores, Inc., 0.1% due 7/16/2012 (d)	6,999,708
		Wisconsin Energy Corp.:
25,200,000	USD	0.27% due 7/10/2012 (d)	25,198,299
15,000,000	USD	0.28% due 7/12/2012 (d)	14,998,717

			367,180,953

Treasury Bills — 0.3%
Japan — 0.3%
660,000,000	JPY	Government of Japan, due 8/20/2012	8,255,588

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $375,439,130)	375,436,541

		TOTAL INVESTMENTS — 98.9% (Cost — $2,574,603,246)	2,570,975,854
		Other Assets In Excess of Liabilities — 1.1%	27,411,597

		TOTAL NET ASSETS — 100.0%	$2,598,387,451

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2012:

							NET UNREALIZED
FOREIGN		SETTLEMENT	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	DATES THROUGH	AMOUNT		EQUIVALENT	JUNE 30, 2012	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Company	09/07/2012	AUD	4,109,000	$3,976,690	$4,179,823	$(203,133)
euro	State Street Bank & Trust Company	09/07/2012	EUR	247,118,000	308,198,699	312,920,466	(4,721,767)
British pound	State Street Bank & Trust Company	09/07/2012	GBP	1,512,000	2,324,897	2,367,609	(42,712)
Japanese yen	State Street Bank & Trust Company	09/07/2012	JPY	25,509,972,000	324,658,670	319,422,122	5,236,548
South Korean won	State Street Bank & Trust Company	07/06/2012	KRW	30,929,100,000	26,116,824	26,998,471	(881,647)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(612,711)

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

The IVA International Fund had the following open futures contracts at June 30, 2012:

			USD MARKET VALUE OF
	NUMBER OF	EXPIRATION	SECURITIES UNDERLYING	NET UNREALIZED
DESCRIPTION	CONTRACTS	DATE	THE CONTRACTS	DEPRECIATION

Contracts to Sell:
Japanese government 10-year bond	138	9/10/2012	$248,066,804	$(656,599)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
GBP	—	British pound
HKD	—	Hong Kong dollar
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
THB	—	Thai baht
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES			SHARES
	HELD AT	SHARE	SHARE	HELD AT	FAIR VALUE AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2011	ADDITIONS	REDUCTIONS	JUNE 30, 2012	JUNE 30, 2012	LOSS	INCOME*

Clear Media Ltd.	36,621,030	—	—	36,621,030	$18,863,870	—	$235,985
Icom Inc.	849,700	29,700	113,800	765,600	18,818,311	$(266,355)	87,482
Securidev SA	202,718	24,060	—	226,778	7,985,940	—	360,184
Temp Holdings Co., Ltd.	3,329,400	76,500	—	3,405,900	41,422,519	—	305,395

Total					$87,090,640	$(266,355)	$989,046

* Dividend income is net of withholding taxes.

(b)	Security is deemed illiquid. As of June 30, 2012, the value of these securities amounted to 1.9% of net assets.
(c)	Non-income producing investment.
(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Payment-in-kind security for which part of the income earned may be received as additional principal.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2012

Sector Allocation (As a Percent of Total Net Assets)

Industrials	16.0%
Consumer Discretionary	14.1%
Consumer Staples	9.4%
Sovereign Government Bonds	7.9%
Technology	6.9%
Telecommunication Services	6.7%
Holding Company	5.1%
Gold & Gold Mining	4.9%
Health Care	4.1%
Financials	3.6%
Energy	3.1%
Utilities	2.1%
Materials	0.6%
Short-Term Investments	14.4%
Other^	1.1%

100.0%

^     Other represents unrealized appreciation/(depreciation) on open futures and forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ, are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by the exchange on which they are traded.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures. ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investment (Level 1)	(Level 2)	(Level 3)	Total

Common stocks (a):
Foreign	$291,179,390	$3,034,121,081	—	$3,325,300,471
United States	2,805,990,226	1,637,086	—	2,807,627,312
Convertible preferred stocks	67,262,325	—	—	67,262,325
Corporate notes & bonds (a)	—	766,706,319	—	766,706,319
Sovereign government bonds (a)	—	568,064,657	—	568,064,657
Commodities	398,121,882	—	—	398,121,882
Short-term investments (a)	1,057,985,761	—	—	1,057,985,761

Total assets	$4,620,539,584	$4,370,529,143	—	$8,991,068,727

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$(8,369,477)	—	$(8,369,477)

Unrealized depreciation on open futures contracts	$(2,580,195)	—	—	$(2,580,195)

Total liabilities	$(2,580,195)	$(8,369,477)	—	$(10,949,672)

(a)    See Schedule of Investments for additional detailed categorization.

Notes to Schedules of Investments (unaudited)	IVA Funds

Any transfers of assets and liabilities between levels of their value hierarchy are recognized at the end of the period. For the period ended June 30, 2012 the Worldwide Fund had transfers of $14,067,750 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the period ended June 30, 2012 and for the year ended September 30, 2011, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investment (Level 1)	(Level 2)	(Level 3)	Total

Common stocks (a):
Foreign	$136,511,578	$1,583,967,738	—	$1,720,479,316
Corporate notes & bonds (a)	—	171,130,864	—	171,130,864
Sovereign government bonds (a)	—	204,072,238	—	204,072,238
Commodities	99,856,895	—	—	99,856,895
Short-term investments (a)	375,436,541	—	—	375,436,541

Total assets	$611,805,014	$1,959,170,840	—	$2,570,975,854

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$(612,711)	—	$(612,711)

Unrealized depreciation on open futures contracts	$(656,599)	—	—	(656,599)

Total liabilities	$(656,599)	$(612,711)	—	$(1,269,310)

(a)    See Schedule of Investments for additional detailed categorization.

Any transfers of assets and liabilities between levels of their value hierarchy are recognized at the end of the period. For the period ended June 30, 2012 the International Fund had transfers of $5,826,784 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the period ended June 30, 2012 and for the year ended September 31, 2011, there were no Level 3 assets or liabilities held in the International Fund.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2012.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$8,960,998,778	$2,574,603,246

Gross unrealized appreciation	$677,178,058	$163,923,491

Gross unrealized depreciation	(647,108,109)	(167,550,883)

Net unrealized appreciation	$30,069,949	$(3,627,392)

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2012, these instruments included futures and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2012.

Worldwide Fund

	Unrealized Depreciation on	Unrealized Depreciation
	Open Forward Foreign	on Open Futures
Risk-Type Category	Currency Contracts	Contracts	Total

Foreign exchange contracts	$(8,369,477)	—	$(8,369,477)

Interest rate contracts	—	$(2,580,195)	(2,580,195)

Total	$(8,369,477)	$(2,580,195)	$(10,949,672)

International Fund

	Unrealized Depreciation on	Unrealized Depreciation
	Open Forward Foreign	on Open Futures
Risk-Type Category	Currency Contracts	Contracts	Total

Foreign exchange contracts	$(612,711)	—	$(612,711)

Interest rate contracts	—	$(656,599)	(656,599)

Total	$(612,711)	$(656,599)	$(1,269,310)

Item 2.       Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.       Exhibits.

The certifications required by Rule 30a-2 (a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2012

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 28, 2012